Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Liabilities

	Derivative Liability - Convertible Notes	Derivative Liability - Warrants	Total
Balance as of December 31, 2020	$–	$–	$–
Change due to issuances	4,114,227	4,663,730	8,777,957
Change in fair value	(2,861,830)	(1,691,542)	(4,553,372)
Balance as of December 31, 2021	1,252,397	2,972,188	4,224,585
Change due to issuances	3,401,528	1,964,761	5,366,289
Change due to redemptions	(2,850,311)	(7,246,201)	(10,096,512)
Change in fair value	840,180	2,383,091	3,223,271
Balance as of December 31, 2022	$2,643,794	$73,839	$2,717,633

Schedule of assumptions

December 31,
	2022	2021
Stock price	$0.09 - $10.85	$1.77 - $3.99
Contractual term (in years)	0.00 - 5.00	0.58 - 3.00
Volatility (annual)	47.4% - 236%	48.8% - 61.3%
Risk-free rate	0.19% - 4.38%	0.19% - 0.47%